Business developments	6 Months Ended
Jun. 30, 2019
Business developments
3 Business developments and subsequent events
Business developments
In June 2019, the Group announced an agreement with Allfunds Group (Allfunds) to combine the Group’s open architecture investment fund platform, Credit Suisse InvestLab AG, with Allfunds. The transaction comprises the transfer of all shares in Credit Suisse Investlab AG, including the service agreements and related distribution agreements of Credit Suisse AG, to Allfunds. As part of this combination, Credit Suisse AG will become a minority shareholder of up to 18% in the combined business and will be represented on the board of directors. Going forward, Credit Suisse AG will utilize the combined business platform to distribute mutual funds and exchange-traded funds.
The transaction, which is subject to customary closing conditions including anti-trust and regulatory approvals, will be implemented in staggered closings. The closing of the transfer of Credit Suisse InvestLab AG is expected in 3Q19. The subsequent transfer of the related distribution agreements by Credit Suisse AG is expected to be completed in 1Q20.
Subsequent events
There were no subsequent events since the balance sheet date of the condensed consolidated financial statements.

Bank
Business developments
3 Business developments and subsequent events
> Refer to “Note 3 – Business developments and subsequent events” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 for further information on business developments.
There were no subsequent events since the balance sheet date of the condensed consolidated financial statements.